Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Provision for income taxes at Hong Kong profits tax rates	$ 142	$ 76	$ (2,867)
Current tax in other jurisdictions	681	632	591
Effect of income not chargeable for tax purpose	(3)	(15)
Effect of expenses not deductible for tax purpose	10	60
Tax effect of unused tax losses not recognized	10	26	3,005
Income Tax Expense (Benefit)	$ 840	$ 779	$ 729